Note 12 - Debt (Tables)	12 Months Ended
Jan. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Periods Ended January 31,	Total
2015	8,618
2016	8,618
2017	8,618
2018	8,618
2019	5,933
40,405